DEPOSITS (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Scheduled Maturities Of Time Deposits [Line Items]
2017	$ 124,729
2018	39,609
2019	38,530
2020	11,690
2021	8,459
Thereafter	0
Time Deposits	$ 223,017